MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-3

Collection Period	4/1/12-4/30/12
Determination Date	5/9/2012
Distribution Date	5/15/2012

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$555,761,628.22
2.	Collections allocable to Principal				$17,472,178.46
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$446,318.11

5.	Pool Balance on the close of the last day of the related Collection Period				$537,843,131.65
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				36,764
7.	Initial Pool Balance				$650,000,004.80

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$14,204,011.94		$0.00
	b.	Class A-2 Note Balance	$216,000,000.00		$212,464,700.33
	c.	Class A-3 Note Balance	$198,000,000.00		$198,000,000.00
	d.	Class A-4 Note Balance	$85,600,000.00		$85,600,000.00
	e.	Class B Note Balance	$13,650,000.00		$13,650,000.00
	f.	Class C Note Balance	$11,700,000.00		$11,700,000.00
	g.	Class D Note Balance	$11,050,000.00		$11,050,000.00

	h.	Note Balance (sum a - g)	$550,204,011.94		$532,464,700.33

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.1245966		0.0000000
	b.	Class A-2 Note Pool Factor	1.0000000		0.9836329
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.8464677		0.8191765

10.	Overcollateralization Target Amount				$5,378,431.32
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,378,431.32
12.	Weighted Average Coupon			%	8.83%
13.	Weighted Average Original Term			months	65.80
14.	Weighted Average Remaining Term			months	54.77

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$4,083,796.15
	b.	Liquidation Proceeds allocable to Finance Charge			$498.62
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$4,084,294.77

16.	Principal:
	a.	Collections allocable to Principal			$17,472,178.46
	b.	Liquidation Proceeds allocable to Principal			$198,471.39
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$17,670,649.85

17.	Total Finance Charge and Principal Collections (15d+16d)		$21,754,944.62
18.	Interest Income from Collection Account		$1,371.81
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$21,756,316.43

Available Funds

21.	Available Collections		$21,756,316.43
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$21,756,316.43

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$463,134.69
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$463,134.69

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$3,473.51
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$3,473.51

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$4,658.77
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$4,658.77
	e.	Class A-2 Monthly Interest	$126,000.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$126,000.00
	i.	Class A-3 Monthly Interest	$176,550.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$176,550.00
	m.	Class A-4 Monthly Interest	$107,713.33
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$107,713.33

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$24,683.75
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$24,683.75

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$26,910.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$26,910.00

32.	Tertiary Principal Distributable Amount		$1,310,880.29

33.	Class D Noteholder Interest Amount
		a. Class D Monthly Interest	$35,912.50
		b. Additional Note Interest related to Class D Monthly Interest	$0.00
		c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

		d. Total Class D Note Interest (sum a - c)	$35,912.50

34.	Quaternary Principal Distributable Amount		$11,050,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$13,329,916.84

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,378,431.32

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$4,084,294.77
	b.	Total Daily Deposits of Principal Collections	$17,670,649.85
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,371.81

	e.	Total Deposits to Collection Account (sum a - d)	$21,756,316.43

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$463,134.69
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,473.51
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$18,241,739.96
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,047,968.27

	f.	Total Withdrawals from Collection Account (sum a - e)	$21,756,316.43

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$4,658.77
	b.	Class A-2 Interest Distribution	$126,000.00
	c.	Class A-3 Interest Distribution	$176,550.00
	d.	Class A-4 Interest Distribution	$107,713.33
	e.	Class B Interest Distribution	$24,683.75
	f.	Class C Interest Distribution	$26,910.00
	g.	Class D Interest Distribution	$35,912.50
	h.	Class A-1 Principal Distribution	$14,204,011.94
	i.	Class A-2 Principal Distribution	$3,535,299.67
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$18,241,739.96

44.	Withdrawals
	a.	Class A-1 Distribution	$14,208,670.71
	b.	Class A-2 Distribution	$3,661,299.67
	c.	Class A-3 Distribution	$176,550.00
	d.	Class A-4 Distribution	$107,713.33
	e.	Class B Distribution	$24,683.75
	f.	Class C Distribution	$26,910.00
	g.	Class D Distribution	$35,912.50

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$18,241,739.96

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$3,047,968.27
	b.	Reserve Account surplus (Ln 55)	$118.62

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$3,048,086.89

46.	Withdrawals
	a.	Certificateholder Distribution	$3,048,086.89

	b.	Total Withdrawals from Certificate Payment Account	$3,048,086.89

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$532,464,700.33

48.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
50.	Investment Earnings		$118.62
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,118.62
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$118.62

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$463,134.69
60.	Amount to be paid to Backup Servicer from the Collection Account		$3,473.51
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$18,241,739.96
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$3,047,968.27
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$118.62
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$14,208,670.71
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$3,661,299.67
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$176,550.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$107,713.33
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$24,683.75
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$26,910.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$35,912.50
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$3,048,086.89

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$247,348.10
74.	Cumulative Net Losses			$1,217,130.50
75.	Cumulative Net Loss Percentage			0.1873%

			Number of Loans	Principal Balance
76.		Delinquency Analysis

	a.	31 to 60 days past due	472	$6,200,728.94
	b.	61 to 90 days past due	129	$1,595,971.13
	c.	91 or more days past due	45	$460,072.58

	d.	Total Past Due (sum a-c)	646	8,256,772.65

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,663,031,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 09, 2012.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer